UNITED STATES
                  SECURITIES AND EXCHANGE COMMISSION
                        Washington, D.C.   20549

                              FORM 13F

                        FORM 13F COVER PAGE

    Report for Calendar Year or Quarter Ended:  June 30, 2002

Check here if Amendment [  ]; Amendment Number:
This Amendment  (Check only one.): [  ]  is a restatement.
                                   [  ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Lighthouse Capital Management, Inc.
Address: 10000 Memorial Drive
         Suite 660
         Houston, TX  77024

13F File Number:  28-5076

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person signing this report on the behalf of Reporting Manager:

Name:    Christine Cobb
Title:   Chief Financial Officer
Phone:   713-688-6881
Signature, Place, and Date of Signing:

    /s/ Christine Cobb   Houston, Texas   August 15, 2002

Report Type  (Check only one.):

[ X]   13F HOLDINGS REPORT.

[  ]   13F NOTICE.

[  ]   13F COMBINATION REPORT.

List of other managers Reporting for this Manager:

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES AND EXCHANGE
ACT OF 1934.

                          FORM 13F SUMMARY PAGE



Report Summary:

Number of other Included Managers:	0
Form 13F Information Table Entry Total: 79
Form 13F Information Table Value Total: 121,123

List of Other Included Managers:

     No.   13F File Number        Name

                                                              FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Actel Corp                     Common Stocks    004934105     1823    86735 SH       SOLE                    86735
Altera                         Common Stocks    021441100      860    63223 SH       SOLE                    63223
American Superconductor        Common Stocks    030111108      372    68175 SH       SOLE                    68175
Analog Devices                 Common Stocks    032654105      988    33264 SH       SOLE                    33264
Applied Films                  Common Stocks    038197109     1428   127925 SH       SOLE                   127925
Arkansas Best                  Common Stocks    040790107     1710    67105 SH       SOLE                    67105
Bear Stearns Companies         Common Stocks    073902108     3053    49885 SH       SOLE                    49885
Boston Properties              Common Stocks    101121101     1064    26625 SH       SOLE                    26625
Boyd Gaming Corp               Common Stocks    103304101     2343   162700 SH       SOLE                   162700
Brooks-PRI Automation          Common Stocks    11442E102     1615    63200 SH       SOLE                    63200
Caremark RX Inc                Common Stocks    141705103     1696   102800 SH       SOLE                   102800
CEC Entertainment              Common Stocks    125137109     1206    29208 SH       SOLE                    29208
Celgene                        Common Stocks    151020104     1051    68675 SH       SOLE                    68675
Cendant                        Common Stocks    151313103     2436   153410 SH       SOLE                   153410
Cendant Cv Pf 7.75% '04        Conv Preferred   151313889     1184    27100 SH       SOLE                    27100
Chicago Pizza & Brewery        Common Stocks    167889104     2344   234900 SH       SOLE                   234900
Christopher & Banks            Common Stocks    171046105     1638    38734 SH       SOLE                    38734
CMS Energy                     Common Stocks    125896100     1391   126711 SH       SOLE                   126711
Coastal Banc Conv Pfd          Conv Preferred   190428201      900    36000 SH       SOLE                    36000
Coherent                       Common Stocks    192479103     2248    76105 SH       SOLE                    76105
Cryolife                       Common Stocks    228903100     1421    88490 SH       SOLE                    88490
CSX Corp.                      Common Stocks    126408103     1803    51451 SH       SOLE                    51451
DHB Industries                 Common Stocks    23321E103      908   224275 SH       SOLE                   224275
DNP Select Income Fund Inc     Common Stocks    264324104      498    48895 SH       SOLE                    48895
Duke Energy 8.25%              Common Stocks    264399585      290    12880 SH       SOLE                    12880
Equity Residential             Common Stocks    29476L107     1036    36030 SH       SOLE                    36030
First Industrial Realty Trust  Common Stocks    32054K103     1070    32560 SH       SOLE                    32560
Fossil                         Common Stocks    349882100     2218   107891 SH       SOLE                   107891
Foundry Networks               Common Stocks    35063R100     1519   216145 SH       SOLE                   216145
Gabelli Eq Trust 7.25% Pref    Preferred Stocks 362397309      343    13310 SH       SOLE                    13310
Gabelli Westwood               Mutual Funds     361979077      205    23840 SH       SOLE                    23840
Globespan Virata               Common Stocks    37957V106     1212   313200 SH       SOLE                   313200
Guess Inc                      Common Stocks    401617105     1375   190941 SH       SOLE                   190941
Humana                         Common Stocks    444859102     2372   151745 SH       SOLE                   151745
Int'l Rectifier 4.25% 7-13-07  Conv Bonds       460254AE5     1155  1389000 SH       SOLE                  1389000
International Rectifier        Common Stocks    460254105     2947   101095 SH       SOLE                   101095
ISIS Pharmaceuticals           Common Stocks    464330109     1543   162260 SH       SOLE                   162260
Jack in the Box                Common Stocks    466367109      335    10530 SH       SOLE                    10530
JNI Corp                       Common Stocks    46622G105      880   251525 SH       SOLE                   251525
Jones Apparel                  Common Stocks    480074103     1415    37745 SH       SOLE                    37745
Keithley Instruments           Common Stocks    487584104     1450   100432 SH       SOLE                   100432
Kemet Corp                     Common Stocks    488360108     1643    91993 SH       SOLE                    91993
Lehman Brothers Holdings       Common Stocks    524908100     2852    45625 SH       SOLE                    45625
Ligand Pharmaceuticals         Common Stocks    53220K207     1857   128080 SH       SOLE                   128080
Lighthouse Opportunity Fund    Mutual Funds     742935794      341    26817 SH       SOLE                    26817
Lincare Holdings               Common Stocks    532791100     2287    70805 SH       SOLE                    70805
Mercury Computer Systems       Common Stocks    589378108     1005    48570 SH       SOLE                    48570
Merix Corp                     Common Stocks    590049102      761    88700 SH       SOLE                    88700
MIM Corporation                Common Stocks    553044108     1935   160015 SH       SOLE                   160015
Mitcham Industries             Common Stocks    606501104     1023   284275 SH       SOLE                   284275
Multimedia Games               Common Stocks    625453105     1894    86825 SH       SOLE                    86825
National Oilwell               Common Stocks    637071101     1181    56100 SH       SOLE                    56100
Navigant International         Common Stocks    63935R108     1907   123275 SH       SOLE                   123275
Net IQ                         Common Stocks    64115P102     1246    55050 SH       SOLE                    55050
Pacific Sunwear                Common Stocks    694873100     1980    89300 SH       SOLE                    89300
Plains All Amern Pipeline LP   Common Stocks    726503105     5172   200549 SH       SOLE                   200549
Pogo Producing                 Common Stocks    730448107     1638    50212 SH       SOLE                    50212
PracticeWorks                  Common Stocks    739419109     1848   100150 SH       SOLE                   100150
PURE Resources                 Common Stocks    74622E102     1381    66408 SH       SOLE                    66408
Quiksilver                     Common Stocks    74838C106     2308    93050 SH       SOLE                    93050
Reliant Energy Pfd A           Preferred Stocks 404202202      239    11425 SH       SOLE                    11425
Ribozyme                       Common Stocks    762567105      290   210225 SH       SOLE                   210225
Shaw Group                     Common Stocks    820280105     3270   106515 SH       SOLE                   106515
Shuffle Master                 Common Stocks    825549108     2092   113855 SH       SOLE                   113855
Southwest Airlines             Common Stocks    844741108     1358    84039 SH       SOLE                    84039
St. Mary Land & Exploration Co Common Stocks    792228108      670    27990 SH       SOLE                    27990
Stelmar Shipping               Common Stocks    V8726M103      630    42425 SH       SOLE                    42425
SWS Group                      Common Stocks    78503N107     2477   126264 SH       SOLE                   126264
Sycamore Networks              Common Stocks    871206108     1265   327725 SH       SOLE                   327725
Synopsys                       Common Stocks    871607107     2281    41610 SH       SOLE                    41610
Tenet Healthcare Corporation   Common Stocks    88033G100     2177    45630 SH       SOLE                    45630
Trikon Technologies            Common Stocks    896187101     2464   274117 SH       SOLE                   274117
Ultra Petroleum                Common Stocks    903914109     1869   246300 SH       SOLE                   246300
Universal Display              Common Stocks    91347P105      920   110875 SH       SOLE                   110875
UNUM Provident                 Common Stocks    91529Y106 1815.273    71327 SH       SOLE                    71327
Utilities HOLDRs Trust         Common Stocks    918019100  1512.83    18700 SH       SOLE                    18700
Valero 7.75% '03 PEPS          Conv Preferred   91821D107     1575    52500 SH       SOLE                    52500
Vornado Realty Pfd C           Preferred Stocks 929042406 608.5898    23885 SH       SOLE                    23885
Westport Res Conv Pfd          Conv Preferred   961418209 2003.738    98950 SH       SOLE                    98950